Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 43,082	$ 24,892
Accounts receivable, net	107,370	62,636
Unbilled revenue	95,750	95,145
Service inventories, net	72,341	58,151
Prepaid assets	11,083	6,937
Retention withholdings	29,689	22,011
Other receivables	10,842	16,695
Other current assets	10,062	13,178
Total current assets	380,219	299,645
Non-current assets
Property, plant and equipment, net	383,485	328,727
Intangible assets, net	126,548	138,052
Goodwill	574,764	570,540
Other assets	2,801	6,345
Total assets	1,467,817	1,343,309
Liabilities
Accounts payable	65,108	66,264
Accrued expenses	72,266	38,986
Current installments of long-term debt	7,500	45,093
Short-term borrowings	28,261	31,817
Income taxes payable	5,015	10,991
Other taxes payable	4,545	5,806
Other current liabilities	4,672	24,123
Total current liabilities	187,367	223,080
Long-term debt	337,885	225,172
Deferred tax liabilities	29,322	30,756
Pension benefit liabilities	14,682	13,828
Other liabilities	17,409	19,482
Total liabilities	586,665	512,318
Commitments and contingencies (Note 13)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at September 30, 2019 and December 31, 2018, respectively
Common stock, no par value; unlimited shares authorized; 87,147,089 and 85,562,769 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	801,545	801,545
Additional paid in capital	15,641	1,034
Retained earnings	63,937	28,297
Accumulated other comprehensive income	29	48
Total shareholders' equity	881,152	830,924
Non-controlling interests		67
Total equity	881,152	830,991
Total liabilities and equity	$ 1,467,817	$ 1,343,309